Intangible Assets - Product Development	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Intangible assets – product development
20. Intangible assets – product development

All figures in £ millions	2024	2023
Cost
At 1 January	2,517	2,918
Exchange differences	17	(121)
Additions	284	300
Disposals and retirements	(309)	(550)
Disposal of businesses (note 31)	–	(29)
Transfers	5	(1)
At 31 December	2,514	2,517
Amortisation
At 1 January	(1,570)	(1,943)
Exchange differences	(14)	92
Charge for the year	(287)	(280)
Impairment	(4)	(4)
Disposals and retirements	309	550
Disposal of businesses (note 31)	–	14
Transfers	(1)	1
At 31 December	(1,567)	(1,570)
Carrying amounts at 31 December	947	947
Product development assets are assessed for impairment triggers on an annual basis or when triggering events occur. In 2024, of the £4m (2023: £4m; 2022: £15m) impairment charges, £nil (2023: £nil; 2022: £13m) have been recognised as a result of asset write-offs related to the major reorganisation programme
.